Allowance for Loan Losses - Accrued Interest Receivable (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accrued Interest Receivable	$ 1,023	$ 904	$ 1,018
Greater Than 90 Days Past Due	48	55	54
Allowance for Uncollectible Interest	66	67	72
Private Education Loans - Traditional [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accrued Interest Receivable	926	798	870
Greater Than 90 Days Past Due	35	39	36
Allowance for Uncollectible Interest	46	45	44
Private Education Loans - Non-Traditional [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accrued Interest Receivable	97	106	148
Greater Than 90 Days Past Due	13	16	18
Allowance for Uncollectible Interest	$ 20	$ 22	$ 28